LEASES (Schedule of Components of Operating Lease Costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease cost	$ 7,522	$ 7,224
Short-term lease cost	1,326	1,188
Variable lease cost	1,342	1,302
Sublease income	0	(195)
Total net lease costs	$ 10,190	$ 9,519